UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Item 1. Report to Shareholders

Reserve Investment Funds	November 30, 2016

Performance and Expenses

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Government Reserve Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

U.S. GOVERNMENT AGENCY DEBT 17.7% (1)

	Par	$ Value
Federal Farm Credit Bank, 0.38%, 1/3/17	70,000	69,976
Federal Farm Credit Bank, 0.42%, 1/12/17	25,000	24,988
Federal Farm Credit Bank, 0.44%, 1/23/17	20,000	19,987
Federal Farm Credit Bank, 0.44%, 1/26/17	45,000	44,969
Federal Farm Credit Bank, 0.47%, 1/30/17	60,000	59,953
Federal Farm Credit Bank, 0.48%, 2/6/17	60,000	59,947
Federal Farm Credit Bank, 0.50%, 2/13/17	60,000	59,938
Federal Home Loan Bank, 0.31%, 1/4/17	175,000	174,949
Federal Home Loan Bank, 0.32%, 12/23/16	200,000	199,961
Federal Home Loan Bank, 0.346%, 12/2/16	50,000	50,000
Federal Home Loan Bank, 0.35%, 12/7/16	50,000	49,997
Federal Home Loan Bank, 0.399%, 1/18/17	200,000	199,893
Federal Home Loan Bank, 0.403%, 2/1/17	321,750	321,528
Federal Home Loan Bank, 0.409%, 2/3/17	324,550	324,314
Federal Home Loan Bank, 0.425%, 1/20/17	100,000	99,941
Federal Home Loan Bank, 0.539%, 2/15/17	200,000	199,776
Federal Home Loan Mortgage, 0.335%, 1/18/17	36,117	36,101
Federal Home Loan Mortgage, 0.34%, 12/7/16	170,620	170,610
Federal Home Loan Mortgage, 0.35%, 1/9/17	33,877	33,864
Federal Home Loan Mortgage, 0.37%, 2/13/17	200,000	199,848
Federal Home Loan Mortgage, 0.37%, 2/14/17	299,760	299,529
Federal Home Loan Mortgage, 0.433%, 1/19/17	99,500	99,441
Federal Home Loan Mortgage, 0.52%, 2/23/17	26,150	26,118
Federal Home Loan Mortgage, 5.00%, 2/16/17	80,000	80,763
Total U.S. Government Debt Obligations (Cost $2,906,391)		2,906,391

U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 1.2% (2)

BNP Paribas, Tri-Party, Dated 11/30/16, 0.29%, Delivery Value of $200,001,611 on 12/1/16, Collateralized by U.S. Government securities, 1.125% - 6.299%, 8/1/18 - 10/1/46 valued at $204,000,041	200,000	200,000
Total U.S. Government Agency Repurchase Agreements (Cost $200,000)		200,000

U.S. TREASURY DEBT 71.5%

U.S. Treasury Bills, 0.309%, 1/5/17	1,125,000	1,124,663
U.S. Treasury Bills, 0.313%, 12/22/16	782,500	782,358
U.S. Treasury Bills, 0.321%, 12/8/16	1,148,200	1,148,149
U.S. Treasury Bills, 0.331%, 12/1/16	495,980	495,980
U.S. Treasury Bills, 0.337%, 1/26/17	591,665	591,354
U.S. Treasury Bills, 0.351%, 12/15/16	420,000	419,943
U.S. Treasury Bills, 0.352%, 1/19/17	861,880	861,471
U.S. Treasury Bills, 0.354%, 1/12/17	430,000	429,822
U.S. Treasury Bills, 0.366%, 2/2/17	812,000	811,680
U.S. Treasury Bills, 0.42%, 2/9/17	425,700	425,352
U.S. Treasury Bills, 0.48%, 2/23/17	565,940	565,306
U.S. Treasury Bills, 0.508%, 3/2/17	587,200	586,447
U.S. Treasury Bills, 0.515%, 2/16/17	200,000	199,780
U.S. Treasury Notes, 0.50%, 1/31/17	245,000	245,052
U.S. Treasury Notes, 0.50%, 2/28/17	754,000	754,180
U.S. Treasury Notes, 0.625%, 12/15/16	200,000	200,018
U.S. Treasury Notes, 0.625%, 12/31/16	27,000	27,005
U.S. Treasury Notes, 0.625%, 2/15/17	591,000	591,307
U.S. Treasury Notes, 0.75%, 1/15/17	416,000	416,181
U.S. Treasury Notes, 0.875%, 1/31/17	75,000	75,049
U.S. Treasury Notes, 0.875%, 2/28/17	100,000	100,118
U.S. Treasury Notes, 3.125%, 1/31/17	75,000	75,341

U.S. Treasury Notes, FRN, 0.565%, 4/30/17	246,100	246,105
U.S. Treasury Notes, FRN, 0.568%, 7/31/17	339,900	339,892
U.S. Treasury Notes, FRN, 0.659%, 10/31/17	177,350	177,339
U.S. Treasury Notes, FRN, 0.661%, 10/31/18	56,300	56,299
Total U.S. Treasury Debt (Cost $11,746,191)		11,746,191

U.S. TREASURY REPURCHASE AGREEMENTS 13.1% (2)

Bank of America, Tri-Party, Dated 11/25/16, 0.27%, Delivery Value of $39,001,755 on 12/1/16, Collateralized by U.S. Government securities, 3.75%, 8/15/41, valued at $39,780,043	39,000	39,000
BNP Paribas, Tri-Party, Dated 11/30/16, 0.27%, Delivery Value of $177,401,331 on 12/1/16, Collateralized by U.S. Government securities, 0.125% - 8.50%, 4/15/17 - 2/15/20 valued at $180,948,080	177,400	177,400
Citigroup Global Markets, Tri-Party, Dated 11/25/16, 0.28% Delivery Value of $120,005,600 on 12/1/16, Collateralized by U.S. Government securities, 0.00% - 2.375%, 12/8/16 - 7/31/23 valued at $122,400,038	120,000	120,000
Credit Suisse, Tri-Party, Dated 11/30/16, 0.27%, Delivery Value of $299,302,245 on 12/1/16, Collateralized by U.S. Government securities, 1.375%, 5/31/20 valued at $305,292,861	299,300	299,300
Federal Reserve Bank of New York, Tri-Party, Dated 11/30/16 0.25%, Delivery Value of $1,240,008,611 on 12/1/16 Collateralized by U.S. Government securities, 1.75% - 6.125% 5/15/21 - 11/15/42, valued at $1,240,008,735	1,240,000	1,240,000
Goldman Sachs, Tri-Party, Dated 11/29/16, 0.26%, Delivery Value of $57,302,897 on 12/6/16, Collateralized by U.S. Government securities, 0.125%, 4/15/17 valued at $58,446,085	57,300	57,300
HSBC Securities, Tri-Party, Dated 11/25/16, 0.26%, Delivery Value of $78,003,380 on 12/1/16, Collateralized by U.S. Government securities, 0.125%, 4/15/20 valued at $79,560,107	78,000	78,000
HSBC Securities, Tri-Party, Dated 11/30/16, 0.26%, Delivery Value of $120,000,867 on 12/1/16, Collateralized by U.S. Government securities, 0.125%, 4/15/17 valued at $122,400,801	120,000	120,000

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
U.S. TREASURY DEBT 75.8%		
U.S. Treasury Bills, 0.313%, 1/5/17	225,000	224,933
U.S. Treasury Bills, 0.315%, 12/1/16	155,880	155,880
U.S. Treasury Bills, 0.316%, 12/8/16	376,390	376,368
U.S. Treasury Bills, 0.317%, 12/22/16	132,300	132,276
U.S. Treasury Bills, 0.336%, 1/12/17	150,000	149,942
U.S. Treasury Bills, 0.337%, 12/15/16	105,000	104,986
U.S. Treasury Bills, 0.337%, 1/26/17	120,000	119,937
U.S. Treasury Bills, 0.338%, 1/19/17	100,000	99,954
U.S. Treasury Bills, 0.352%, 2/2/17	103,700	103,636
U.S. Treasury Bills, 0.454%, 2/9/17	151,000	150,967
U.S. Treasury Bills, 0.48%, 2/23/17	109,080	108,957
U.S. Treasury Bills, 0.508%, 3/2/17	112,800	112,655
U.S. Treasury Bills, 0.515%, 2/16/17	50,000	49,945
U.S. Treasury Notes, 0.50%, 1/31/17	55,000	55,012
U.S. Treasury Notes, 0.50%, 2/28/17	99,000	99,023
U.S. Treasury Notes, 0.625%, 2/15/17	39,000	39,020
U.S. Treasury Notes, 0.75%, 1/15/17	55,000	55,023
U.S. Treasury Notes, 0.875%, 1/31/17	125,000	125,090
U.S. Treasury Notes, FRN, 0.565%, 4/30/17	52,900	52,901
U.S. Treasury Notes, FRN, 0.568%, 7/31/17	84,100	84,096
U.S. Treasury Notes, FRN, 0.659%, 10/31/17	6,400	6,400
U.S. Treasury Notes, FRN, 0.661%, 10/31/18	9,987	9,987
Total U.S. Treasury Debt (Cost $2,416,888)		2,416,888
U.S. TREASURY REPURCHASE AGREEMENTS 27.8% (1)		
Bank of America, Tri-Party, Dated 11/25/16, 0.27%, Delivery Value of $17,000,765 on 12/1/16, Collateralized by U.S. Government securities, 1.00%, 11/30/18, valued at $17,340,011	17,000	17,000

BNP Paribas, Tri-Party, Dated 11/30/16, 0.27%, Delivery Value of $203,001,523 on 12/1/16, Collateralized by U.S. Government securities, 0.875% - 3.125%, 10/15/17 - 8/15/44 valued at $207,060,043	203,000	203,000
BNP Paribas, Tri-Party, Dated 11/30/16, 0.27%, Delivery Value of $50,002,625 on 12/7/16, Collateralized by U.S. Government securities, 2.00% - 3.00%, 2/15/22 - 11/15/45 valued at $51,000,050	50,000	50,000
Citigroup Global Markets, Tri-Party, Dated 11/25/16, 0.28% Delivery Value of $44,002,053 on 12/1/16, Collateralized by U.S. Government securities, 0.00% - 0.125%, 12/8/16 - 4/15/18, valued at $44,880,012	44,000	44,000
Credit Suisse, Tri-Party, Dated 11/29/16, 0.25%, Delivery Value of $32,001,556 on 12/6/16, Collateralized by U.S. Government securities, 1.625%, 6/30/20, valued at $32,641,930	32,000	32,000
Credit Suisse, Tri-Party, Dated 11/30/16, 0.27%, Delivery Value of $230,501,729 on 12/1/16, Collateralized by U.S. Government securities, 2.625%, 11/15/20, valued at $235,111,495	230,500	230,500
Goldman Sachs, Tri-Party, Dated 11/29/16, 0.26%, Delivery Value of $40,002,022 on 12/6/16, Collateralized by U.S. Government securities, 0.125%, 4/15/17, valued at $40,800,063	40,000	40,000
HSBC Securities, Tri-Party, Dated 11/25/16, 0.26%, Delivery Value of $35,001,517 on 12/1/16, Collateralized by U.S. Government securities, 1.125%, 1/15/21, valued at $35,703,381	35,000	35,000
HSBC Securities, Tri-Party, Dated 11/30/16, 0.26%, Delivery Value of $104,000,751 on 12/1/16, Collateralized by U.S. Government securities, 0.125%, 4/15/17, valued at $106,083,882	104,000	104,000
HSBC Securities, Tri-Party, Dated 11/30/16, 0.26%, Delivery Value of $50,002,167 on 12/7/16, Collateralized by U.S. Government securities, 2.125%, 11/30/23, valued at $51,003,038	50,000	50,000
JPMorgan Chase Securities, Tri-Party, Dated 11/30/16, 0.27% Delivery Value of $10,000,525 on 12/7/16, Collateralized by U.S. Government securities, 1.625%, 12/31/19, valued at $10,200,299	10,000	10,000

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Treasury Reserve Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Funds

Unaudited

Notes to Financial Statements

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve Fund (Government Reserve Fund), formerly the T. Rowe Price Reserve Investment Fund, and T. Rowe Price Treasury Reserve Fund (Treasury Reserve Fund), formerly the T. Rowe Price Government Reserve Investment Fund, are each a diversified, open-end management investment company (collectively, the funds) established by the corporation. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates), and/or its affiliates and are not available for direct purchase by members of the public. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. Each fund operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

In accordance with amendments to rules governing money market funds under the 1940 Act (amendments) and as approved by each fund’s Board, each fund intends to operate as a government money market fund and the Treasury Reserve Fund will continue to operate with a government mandate. On August 1, 2016, the Government Reserve Fund adopted a policy to, under normal conditions, invest at least 80% of its net assets in U.S. government securities and repurchase agreements that are collateralized by U.S. government securities or cash. The Treasury Reserve Fund’s principal investment strategies have remained the same. On October 14, 2016, each fund adopted a policy to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by U.S. government securities or cash. Each fund will generally continue to value its securities at amortized cost and transact at a stable $1.00 NAV. The amendments do not require government money market funds to, and neither fund has the intention to voluntarily, impose liquidity fees on redemptions or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 30, 2016, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.

Repurchase Agreements Each fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government securities or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. Because capital loss carryforwards that do not expire are required to be used before capital loss carryforwards with expiration dates, it is possible that all or a portion of the Government Reserve Fund’s capital loss carryforwards subject to expiration could ultimately go unused. As of May 31, 2016, the Government Reserve Fund had $3,590,000 of available capital loss carryforwards, which all expire in fiscal 2017. Additionally, as of May 31, 2016, the Treasury Reserve Fund had $20,000 of available capital loss carryforwards, which have no expiration.

NOTE 5 - RELATED PARTY TRANSACTIONS

The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries and of other T. Rowe Price-sponsored funds (Price funds) invested in the funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the six months ended November 30, 2016, expenses incurred by the Government Reserve Fund pursuant to these service agreements were $40,000 for Price Associates; and less than $1,000 for T. Rowe Price Services, Inc. For the six months ended November 30, 2016, expenses incurred by the Treasury Reserve Fund pursuant to these service agreements were $40,000 for Price Associates; and less than $1,000 for T. Rowe Price Services, Inc. The amounts payable at period-end pursuant to these agreements are included in Due to Affiliates in the accompanying financial statements.

The funds may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by each fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2016, the Government Reserve Fund and Treasury Reserve Fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date January 19, 2017